Stockholders' Equity, Stock-Based Compensation and Accumulated Other Comprehensive Income (Loss) - Changes in shares of Common Stock (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss)
Common stock issued (in shares)	7,284,151	7,024,000	6,769,000
Treasury stock held (in shares)	(516,000)	(407,000)	(289,000)
Common stock outstanding (in shares)	6,768,000	6,617,000	6,480,000
Stock dividends (in shares)	271,000	260,000	255,000
Repurchase of common stock (in shares)		(109,000)	(118,000)
Common stock issued (in shares)	7,554,893	7,284,151	7,024,000
Treasury stock held (in shares)	(515,570)	(516,000)	(407,000)
Common stock outstanding (in shares)	7,039,000	6,768,000	6,617,000